Related Party Balances and Transactions - Sales of goods (Details) - Related party - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions
Sales of goods	¥ 9,918,265	¥ 1,457,893	¥ 3,105,898
Wuhan Weineng Battery Assets Co., Ltd. and its subsidiary
Related Party Balances and Transactions
Sales of goods	9,848,487	1,457,500	3,103,871
Blue Horizon Limited and its subsidiaries
Related Party Balances and Transactions
Sales of goods	69,447
Shanghai Weishang Business Consulting Co., Ltd.
Related Party Balances and Transactions
Sales of goods	¥ 331	199	229
Hefei Chuangwei Information Consultation Co., Ltd.
Related Party Balances and Transactions
Sales of goods		¥ 194	¥ 1,798